Income Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 22,042.3	$ 258.0	₨ 48,792.1	₨ 46,774.3
Increase related to acquisition of eHDFC	0.0	0.0	52,980.5	0.0
Decrease related to prior year tax positions	(16,515.6)	(193.3)	(80,874.4)	0.0
Increase related to current year tax positions	1,190.6	13.9	1,144.1	2,017.8
Closing balance	₨ 6,717.3	$ 78.6	₨ 22,042.3	₨ 48,792.1